Supplemental Cash Flow Disclosure - Summary of Supplemental Cash Flow Disclosure - Changes in Operating Assets and Liabilities (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Supplementary Cash Flow Information [Abstract]
Trade and other receivables	$ (165,944)	$ 10,656,318
Prepaid expenses	(720,733)	(981,444)
Inventories	223,168	(5,581,135)
Trade and other payables	680,689	3,312,306
Deferred revenues	22,751	109,950
Provisions	7,964,576
Changes in operating assets and liabilities	$ 8,004,507	$ 7,515,995